Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants are generally made in the first quarter of each year; however, in limited, special situations, long-term incentive awards may be granted at other times to attract new executives and to retain existing executives.
Equity awards are discretionary and are generally granted annually with awards priced two business days after the Company's fourth quarter earnings are released to ensure material nonpublic information does not affect the value of executive compensation. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true